Note 24 - Income Tax (Expense) Benefit (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Major components of tax expense (income) [text block]
	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Income tax (expense) benefit	2016	2016	2017	2018
Current income taxes	(2,077)	(223)	(5,449)	(4,322)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	—	—	—	(615)
Deferred taxes	2,820	2,319	4,009	(1,544)
Income tax (expense) benefit	743	2,096	(1,440)	(6,481)

Reconciliation of accounting profit multiplied by applicable tax rates [text block]
	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Reconciliation of tax (expense) benefit to Norwegian nominal statutory tax rate	2016	2016	2017	2018
Net income (loss) before income taxes	(8,849)	(9,800)	7,504	41,641
Tax (expense) benefit at applicable tax rate	2,212	2,450	(1,801)	(9,577)
Effect of different tax rates applied by subsidiaries	(99)	(2,339)	1,120	(167)
Permanent differences
Tax effect of translation differences exempted for tax	0	1,599	(1,287)	218
Tax effect of financial items exempted from tax	0	144	1,614	1,726
Tax effects of losses in associates and joint ventures which are non-deductible	(636)	(84)	(401)	(744)
Net other permanent differences (not) tax deductible	(685)	(344)	2,289	(617)
Other effects
Change to previously recognized deferred tax assets	—	(70)	(1,812)	1,589
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	—	—	—	(615)
Change in unrecognized deferred tax assets	(48)	(7)	(1,554)	1,144
Change in tax rate	—	746	392	561
Income tax (expense) benefit for the year	743	2,096	(1,440)	(6,481)
Effective tax rate	8.4%	21.4%	19.2%	15.6%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
[US$ thousands]	As of December 31,	As of December 31,
Deferred tax asset and deferred tax liability	2017	2018
Furniture, fixtures and equipment, and intangible assets	24,496	22,201
Other	(1,003)	(445)
Trade receivables	(134)	(133)
Intercompany interest costs subject to limitations	(3,841)	(5,243)
Withholding tax expected to be credited (credit method)	—	(3,849)
Tax losses carried forward	(8,648)	(117)
Net deferred tax liability (asset) recognized	10,870	12,414

Disclosure of changes in deferred taxes [text block]
[US$ thousands]	As of December 31,	As of December 31,
	2017	2018
Net deferred tax liability (asset) as of January 1	14,879	10,870
Expense (benefit) in Statement of Operations	(4,009)	1,544
Net deferred tax liability (asset)	10,870	12,414
[US$ thousands]	As of December 31,	As of December 31,
	2017	2018
Deferred tax assets	958	944
Deferred tax liabilities	11,828	13,358
Net deferred tax liability	10,870	12,414